7. Inventory (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
InventoryLinesLineItems [Line Items]
Inventory gross	R$ 189,826	R$ 133,899
Losses on adjustment to realizable amount	(6,767)	(10,114)
Inventory net	183,059	123,785
Mobile Handsets And Tablets [Member]
InventoryLinesLineItems [Line Items]
Inventory gross	145,819	107,195
Accessories And Pre-paid Cards [Member]
InventoryLinesLineItems [Line Items]
Inventory gross	33,621	16,156
TIM Chips [Member]
InventoryLinesLineItems [Line Items]
Inventory gross	R$ 10,386	R$ 10,548